17010295

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 19 2017

Washington, DC 20549

001-38118

By Electronic Mail

June 19, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CF-R/NAS

Dear Mr. Thomas:

This is to certify that on June 16, 2017 The Nasdaq Stock Market (the "Exchange") received from Constellation Alpha Capital Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, one Right, and one Warrant
Ordinary Shares, no par value per share
Rights, exchangeable into one-tenth of one Ordinary Share
Warrants, each to purchase one half of one Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery